Remuneration and other benefits paid to the Bank’s directors and senior managers - Post-employment benefits to former directors and former senior executive vice presidents (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amount paid for retirement pension benefit		€ 0	€ 1,551,000
Provisions	€ 8,149,000	9,583,000	€ 10,852,000	€ 13,987,000
Former directors of the bank
Disclosure of transactions between related parties [line items]
Amount paid for retirement pension benefit	5,600	5,600
Contribution to insurance policies	170	170
Former directors of the bank | Provision for post-employment defined benefit obligations
Disclosure of transactions between related parties [line items]
Provisions	48,000	50,000
Former executive vice presidents
Disclosure of transactions between related parties [line items]
Amount paid for retirement pension benefit	4,800	51,600
Former senior managing directors
Disclosure of transactions between related parties [line items]
Contribution to insurance policies	3,100	4,400
Former senior managing directors | Provision for post-employment defined benefit obligations
Disclosure of transactions between related parties [line items]
Provisions	€ 99,000	€ 114,000